August 3, 2006

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Attention: Filings – Rule 497(j)

Re: Dreyfus Premier Manager Funds I
811-21386
Post-Effective Amendment No. 6 to Registration Statement on Form N1-A

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectuses and Statements of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 6 to the Registration Statement, electronically filed with the Securities and Exchange Commission on July 28, 2006.

Very truly yours,

/s/ Matthew J. Tronzano
Matthew J. Tronzano
Paralegal